CONVERTIBLE NOTES (Details - Assumptions)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Derivative assumption valuation	4.23%	4.16%
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Derivative assumption valuation	141.97%	114.61%
Measurement Input, Conversion Price [Member]
Business Combination [Line Items]
Derivative assumption valuation	8.78	3.71
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Derivative assumption valuation	9.37	5.50